Offsets	Aug. 07, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Redwire Corp
Form or Filing Type	S-3
File Number	333-274375
Initial Filing Date	Sep. 06, 2023
Fee Offset Claimed	$ 14,315.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 129,904,575.00
Termination / Withdrawal Statement	The registrant previously registered an indeterminate amount of securities having an aggregate offering price up to $400,000,000, pursuant to a Registration Statement on Form S-3 (Registration No. 333-274375) filed with the Securities and Exchange Commission on September 6, 2023 (the "Prior Registration Statement") and declared effective on September 14, 2023. As of the date of this registration statement, the registrant sold an aggregate of $270,095,425, representing $29,765 in registration fees, of such securities under the Prior Registration Statement, leaving the balance of $129,904,575, representing $14,315 in registration fees, of such unsold securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $14,315 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the Prior Registration Statement and were not sold thereunder will continue to be applied to these securities included in this registration statement, and the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Redwire Corp
Form or Filing Type	S-3
File Number	333-274375
Filing Date	Sep. 06, 2023
Fee Paid with Fee Offset Source	$ 14,315.00
Offset Note	See note 1b.